NATIONWIDE® VLI

Separate Account

Annual Report

December 31,2006

Investment/Life®

VAN KAMPEN/

NATIONWIDE LIFE INSURANCE COMPANY

VLO–185–12/06

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 105,772 shares (cost $2,175,876)	$3,105,456

Van Kampen Life Investment Trust – Enterprise Portfolio – Class I (VKEnt) 1,917,912 shares (cost $25,674,136)	29,861,895

Van Kampen Life Investment Trust – Government Portfolio – Class I (VKGov) 3,887,577 shares (cost $34,859,266)	36,154,464

Van Kampen Life Investment Trust – Money Market Portfolio – Class I (VKMMkt) 4,346,163 shares (cost $4,346,163)	4,346,163

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I (VKStGr) 104,752 shares (cost $2,675,461)	3,017,910

Total Investments	76,485,888

Accounts Receivable	267

Total Assets	76,486,155

Accounts Payable	–

Contract Owners Equity (note 7)	$76,486,155

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	VKUSRealEst	VKEnt	VKGov	VKMMkt	VKStGr
Reinvested dividends	$1,977,115	34,450	127,702	1,631,784	183,179	–
Mortality and expense risk charges (note 3)	(383,067)	(14,984)	(149,479)	(181,273)	(21,114)	(16,217)

Net investment income (loss)	1,594,048	19,466	(21,777)	1,450,511	162,065	(16,217)

Proceeds from mutual fund shares sold	10,015,155	979,158	3,457,871	2,882,973	1,373,805	1,321,348
Cost of mutual fund shares sold	(10,896,317)	(474,469)	(5,429,714)	(2,672,639)	(1,373,805)	(945,690)

Realized gain (loss) on investments	(881,162)	504,689	(1,971,843)	210,334	–	375,658
Change in unrealized gain (loss) on investments	3,138,691	234,949	3,850,654	(664,255)	–	(282,657)

Net gain (loss) on investments	2,257,529	739,638	1,878,811	(453,921)	–	93,001

Reinvested capital gains	206,825	206,825	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,058,402	965,929	1,857,034	996,590	162,065	76,784

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2006 and 2005

	Total		VKUSRealEst		VKEnt		VKGov
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,594,048	1,540,446	19,466	19,078	(21,777)	70,485	1,450,511	1,359,254
Realized gain (loss) on investments	(881,162)	(1,823,123)	504,689	287,561	(1,971,843)	(2,404,029)	210,334	315,700
Change in unrealized gain (loss) on investments	3,138,691	4,223,933	234,949	(15,700)	3,850,654	4,520,915	(664,255)	(540,079)
Reinvested capital gains	206,825	68,566	206,825	68,566	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	4,058,402	4,009,822	965,929	359,505	1,857,034	2,187,371	996,590	1,134,875

Equity transactions:
Purchase payments received from contract owners (note 6)	212	1,426	72	–	102	760	(7)	238
Transfers between funds	–	–	(52,888)	(2,516)	(178,812)	168,468	50,510	(103,874)
Surrenders (note 6)	(4,619,854)	(7,575,250)	(454,798)	(43,976)	(1,912,608)	(3,477,232)	(1,678,481)	(3,224,680)
Death benefits (note 4)	(2,142,157)	(1,422,692)	(37,186)	–	(809,387)	(292,400)	(1,104,862)	(999,064)
Policy loans (net of repayments) (note 5)	2,104,649	3,369,128	9,093	(17,912)	783,613	1,359,470	1,155,832	1,719,280
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(802,553)	(839,328)	(18,548)	(16,030)	(289,033)	(308,906)	(329,938)	(347,536)
Adjustments to maintain reserves	(166,078)	(174,322)	135	(594)	24,928	(111,206)	(190,751)	(56,396)

Net equity transactions	(5,625,781)	(6,641,038)	(554,120)	(81,028)	(2,381,197)	(2,661,046)	(2,097,697)	(3,012,032)

Net change in contract owners’ equity	(1,567,379)	(2,631,216)	411,809	278,477	(524,163)	(473,675)	(1,101,107)	(1,877,157)
Contract owners’ equity beginning of period	78,053,534	80,684,750	2,693,791	2,415,314	30,386,151	30,859,826	37,255,717	39,132,874

Contract owners’ equity end of period	$76,486,155	78,053,534	3,105,600	2,693,791	29,861,988	30,386,151	36,154,610	37,255,717

CHANGES IN UNITS:
Beginning units	2,438,510	2,646,454	58,882	61,490	824,250	891,892	1,219,734	1,318,916

Units purchased	78,689	95,446	318	319	23,192	42,349	22,787	36,010
Units redeemed	(243,913)	(303,390)	(9,736)	(2,927)	(87,032)	(109,991)	(91,579)	(135,192)

Ending units	2,273,286	2,438,510	49,464	58,882	760,410	824,250	1,150,942	1,219,734

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKMMkt		VKStGr
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$162,065	99,902	(16,217)	(8,273)
Realized gain (loss) on investments	–	–	375,658	(22,355)
Change in unrealized gain (loss) on investments	–	–	(282,657)	258,797
Reinvested capital gains	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	162,065	99,902	76,784	228,169

Equity transactions:
Purchase payments received from contract owners (note 6)	(33)	260	78	168
Transfers between funds	432,843	(71,048)	(251,653)	8,970
Surrenders (note 6)	(232,065)	(671,396)	(341,902)	(157,966)
Death benefits (note 4)	(81,467)	(131,228)	(109,255)	–
Policy loans (net of repayments) (note 5)	48,412	248,476	107,699	59,814
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(121,328)	(122,086)	(43,706)	(44,770)
Adjustments to maintain reserves	(55)	(3,111)	(335)	(3,015)

Net equity transactions	46,307	(750,133)	(639,074)	(136,799)

Net change in contract owners’ equity	208,372	(650,231)	(562,290)	91,370
Contract owners’ equity beginning of period	4,137,639	4,787,870	3,580,236	3,488,866

Contract owners’ equity end of period	$4,346,011	4,137,639	3,017,946	3,580,236

CHANGES IN UNITS:
Beginning units	197,962	233,856	137,682	140,300

Units purchased	26,467	7,334	5,925	9,434
Units redeemed	(24,087)	(43,228)	(31,479)	(12,052)

Ending units	200,342	197,962	112,128	137,682

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following funds as of December 31, 2006:

Portfolio of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Enterprise Portfolio – Class I (VKEnt)

    Van Kampen Life Investment Trust – Government Portfolio – Class I (VKGov)

    Van Kampen Life Investment Trust – Money Market Portfolio – Class I (VKMMkt)

    Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I (VKStrGr)

        (formerly Van Kampen Life Investment Trust – Emerging Growth Portfolio – Class I)

At December 31, 2006, contract owners were invested in all of the above funds.

Effective in April, 2002, due to the liquidating of underlying mutual fund assets at Van Kampen Life Investment Trust, the following underlying sub account options were made unavailable in the Account:

    Van Kampen LIT – Asset Allocation Fund (VKAAlloc);

    Van Kampen LIT – Domestic Income Fund (VKDomInc);

    Van Kampen LIT – Global Equity Fund (VKGlobEq).

Contract owners were given 90 days to exchange their units from the above underlying sub account options to any other available sub account options in the Account. If instructions were not received from individual contractholders by the end of the 90-day notice period, the remaining units were transferred as follows:

    Van Kampen LIT – Asset Allocation Fund to Van Kampen LIT – Enterprise Fund (VKEnt);

    Van Kampen LIT – Domestic Income Fund to Van Kampen LIT – Government Fund (VKGov);

    Van Kampen LIT – Global Equity Fund to Van Kampen LIT – Money Market Fund (VKMMkt).

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premiums

For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2006 and 2005, total front-end sales charge deductions were $0 and $0, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totalling less than $25,000 – $10/month

Purchase payments totalling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totalling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totalling $25,000 or more – $50/year

For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 to cover underwriting and administration costs and $0.54 per year per $1,000 to cover sales costs.

The above charges are assessed against each contract by liquidating units.

(d)	Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is determined based upon a specified percentage of each purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines a specified amount each year. After the ninth year, the charge is 0%.

For multiple payment contracts and flexible premium contracts, the surrender charge is calculated based upon the initial specified amount and varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge, as defined in the contract in the first year and declines a specified amount each year. After the ninth year, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges

For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of 0.95% during the first ten policy years, and 0.50% thereafter (Reduced Fee). A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter (Reduced Fee).

For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

The above charges are assessed through the daily unit value calculation.

The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 2006.

	Total	VKUSRealEst	VKEnt	VKGov	VKMMkt
Single Premium contracts issued on or after April 16, 1990	$380,787	14,966	148,259	180,702	21,043
Multiple Payment and Flexible Premium contracts	1,258	18	648	377	71
Reduced Fee	1,022	–	572	194	–

Total	$383,067	14,984	149,479	181,273	21,114

	VKStGr
Single Premium contracts issued on or after April 16, 1990	$15,817
Multiple Payment and Flexible Premium contracts	144
Reduced Fee	256

Total	$16,217

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90% (50% during the first year of single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 5.0% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 5.1% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2006 and 2005, total transfers into the Account from the fixed account were $3,800,239 and $5,297,355, respectively, and total transfers from the Account to the fixed account were $1,695,590 and $1,898,560, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2006.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.50%	49,376	$62.840219	$3,102,799	1.14%	37.36%
2005	0.50%	58,882	45.748974	2,693,791	1.29%	16.47%
2004	0.50%	61,490	39.279791	2,415,314	1.75%	35.71%
2003	0.50%	64,607	28.942872	1,869,912	0.00%	36.83%
2002	0.50%	54,884	21.153029	1,160,963	4.55%	-1.28%

Van Kampen Life Investment Trust – Enterprise Portfolio – Class I
2006	0.50%	749,266	39.713460	29,755,945	0.43%	6.55%
2005	0.50%	812,408	37.273548	30,281,329	0.73%	7.61%
2004	0.50%	886,622	34.636713	30,709,672	0.39%	3.53%
2003	0.50%	977,608	33.454750	32,705,631	0.51%	25.25%
2002	0.50%	1,043,372	26.710140	27,868,612	0.35%	-29.68%

Van Kampen Life Investment Trust – Government Portfolio – Class I
2006	0.50%	1,147,846	31.457953	36,108,886	4.49%	2.82%
2005	0.50%	1,216,044	30.593826	37,203,439	4.07%	3.02%
2004	0.50%	1,314,678	29.696262	39,041,022	4.82%	3.65%
2003	0.50%	1,421,996	28.650758	40,741,263	4.58%	1.24%
2002	0.50%	1,581,163	28.300411	44,747,563	4.30%	9.07%

Van Kampen Life Investment Trust – Money Market Portfolio – Class I
2006	0.50%	199,480	21.739630	4,336,621	4.36%	3.91%
2005	0.50%	197,554	20.922581	4,133,340	2.64%	2.16%
2004	0.50%	233,588	20.480823	4,784,074	0.80%	0.30%
2003	0.50%	261,220	20.420120	5,334,144	0.58%	0.07%
2002	0.50%	318,016	20.405966	6,489,424	1.29%	0.72%

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I
2006	0.50%	109,868	27.355140	3,005,455	0.00%	2.34%
2005	0.50%	133,060	26.728516	3,556,496	0.26%	7.40%
2004	0.50%	137,222	24.888027	3,415,185	0.00%	6.50%
2003	0.50%	154,582	23.368945	3,612,418	0.00%	26.71%
2002	0.50%	130,494	18.442857	2,406,682	0.30%	-32.82%

Multiple Payment contracts and Flexible Premium contracts

Van Kampen Life Investment Trust – Enterprise Portfolio – Class I
2006	0.80%	1,316	31.021911	40,825	0.43%	6.23%
2005	0.80%	1,338	29.203243	39,074	0.73%	7.29%
2004	0.80%	3,222	27.218605	87,698	0.39%	3.22%
2003	0.80%	1,562	26.368770	41,188	0.51%	24.88%
2002	0.80%	5,022	21.115891	106,044	0.35%	-29.89%

Van Kampen Life Investment Trust – Government Portfolio – Class I
2004	0.80%	1,882	21.289315	40,066	4.82%	3.34%
2003	0.80%	156	20.601507	3,214	4.58%	0.93%
2002	0.80%	3,005	20.410749	61,334	4.30%	8.74%

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I
2004	0.80%	2,102	24.279081	51,035	0.00%	6.18%
2003	0.80%	149	22.865645	3,407	0.00%	26.33%
2002	0.80%	2,226	18.099781	40,290	0.30%	-33.02%

Single Premium contracts issued prior to April 16, 1990 (policy years 1 through 10)

Van Kampen Life Investment Trust – Government Portfolio – Class I
2006	0.95%	310	29.982245	9,294	4.49%	2.36%
2005	0.95%	310	29.289798	9,080	4.07%	2.56%
2004	0.95%	310	28.558351	8,853	4.82%	3.18%
2003	0.95%	2,380	27.677182	65,872	4.58%	0.78%
2002	0.95%	2,380	27.462076	65,360	4.30%	8.58%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I
2006	0.95%	62	$26.073328	$1,617	0.00%	1.89%
2005	0.95%	62	25.590678	1,587	0.26%	6.91%
2004	0.95%	62	23.935663	1,484	0.00%	6.02%
2003	0.95%	61	22.576045	1,377	0.00%	26.14%
2002	0.95%	61	17.897336	1,092	0.30%	-33.12%

Single Premium contracts issued on or after April 16, 1990 (policy years 11 and thereafter)

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	1.00%	88	31.826979	2,801	1.14%	36.68%

Van Kampen Life Investment Trust – Enterprise Portfolio – Class I
2006	1.00%	9,828	6.635924	65,218	0.43%	6.02%
2005	1.00%	10,504	6.259359	65,748	0.73%	7.08%

Van Kampen Life Investment Trust – Government Portfolio – Class I
2006	1.00%	2,786	13.076047	36,430	4.49%	2.31%
2005	1.00%	3,380	12.780417	43,198	4.07%	2.51%

Van Kampen Life Investment Trust – Money Market Portfolio – Class I
2006	1.00%	862	10.893047	9,390	4.36%	3.38%
2005	1.00%	408	10.537364	4,299	2.64%	1.64%

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I
2006	1.00%	2,198	4.947333	10,874	0.00%	1.84%
2005	1.00%	4,560	4.858180	22,153	0.26%	6.86%

Single Premium contracts issued on or after April 16, 1990 (policy years 1-10)

Van Kampen Life Investment Trust – Enterprise Portfolio – Class I
2004	1.30%	2,048	30.496180	62,456	0.39%	2.71%
2003	1.30%	1,765	29.692096	52,407	0.51%	24.25%
2002	1.30%	1,397	23.896221	33,383	0.35%	-30.24%

Van Kampen Life Investment Trust – Government Portfolio – Class I
2004	1.30%	2,046	20.983996	42,933	4.82%	2.82%
2003	1.30%	1,447	20.407835	29,530	4.58%	0.43%
2002	1.30%	2,740	20.320238	55,677	4.30%	8.20%

Van Kampen Life Investment Trust – Money Market Portfolio – Class I
2004	1.30%	268	14.165845	3,796	0.80%	-0.50%
2003	1.30%	17,874	14.237315	254,478	0.58%	-0.73%
2002	1.30%	17,772	14.341737	254,881	1.29%	-0.09%

Van Kampen Life Investment Trust – Strategic Growth Portfolio – Class I
2004	1.30%	914	23.153190	21,162	0.00%	5.65%
2003	1.30%	808	21.914572	17,707	0.00%	25.70%
2002	1.30%	279	17.433772	4,864	0.30%	-33.36%

Contract Owners’ Equity Total By Year

2006				$76,486,155

2005				$78,053,534

2004				$80,684,750

2003				$84,732,548

2002				$83,296,169

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company